General and administrative expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of attribution of expenses by nature to their function [line items]
General and administrative expenses	$ 33,912	$ 36,536	$ 14,226
Employee expenses
Disclosure of attribution of expenses by nature to their function [line items]
General and administrative expenses	18,180	23,569	8,496
Professional services expense
Disclosure of attribution of expenses by nature to their function [line items]
General and administrative expenses	11,554	9,457	3,907
Employee recruitment expenses
Disclosure of attribution of expenses by nature to their function [line items]
General and administrative expenses	263	811	367
IT maintenance and support expenses
Disclosure of attribution of expenses by nature to their function [line items]
General and administrative expenses	1,523	1,345	822
Capital tax and other non-income tax expenses
Disclosure of attribution of expenses by nature to their function [line items]
General and administrative expenses	267	612	109
Depreciation and amortization expenses
Disclosure of attribution of expenses by nature to their function [line items]
General and administrative expenses	148	117	98
Travel, office and other administrative expenses
Disclosure of attribution of expenses by nature to their function [line items]
General and administrative expenses	$ 1,977	$ 625	$ 427